Common and Preferred Stock	6 Months Ended
Jun. 30, 2011
Common and Preferred Stock [Abstract]
Common and Preferred Stock [Text Block]
4.	Common and Preferred Stock

The preferred stock may be divided into and issued in series by the Board of Directors. The Board is authorized to fix and determine the designations, rights, qualifications, preferences, limitations and terms, within legal limitations. As of June 30, 2011 and December 31, 2010, there was no preferred stock issued and outstanding.

Common stock issued during the six months ended June 30, 2011:

a)
On January 5, 2011, the Company filed an S-8 Registration Statement to reserve 10,000,000 shares of common stock for its 2010 Stock Option Plan as described in Note 6 and to register 7,000,000 shares of common stock to be issued to various consultants pursuant to consulting agreements as described in Note 7.

b)	On January 11, 2011, the Company issued 1,097,141 restricted shares of common stock upon the conversion of the convertible note as described in Note 3(a).

c)	On February 1, 2011, the Company issued 2,000,000 shares of common stock to the Chief Operating Officer of the Company at a fair value of $28,000 for management services. Refer to Note 2(b).

d)	On March 24, 2011, the Company issued 275,000 shares of common stock pursuant to the administrative services agreement as described in Note 7(b).

e)	On April 4, 2011, the Company issued 100,000 shares of common pursuant to the consulting agreement as described in Note 7(c).

f)
On April 28, 2011, the Company issued 1,900,000 shares of common stock under the S-8 Registration Statement filed on January 5, 2011 pursuant to the administrative services agreement as described in Note 7(e).

g)	On May 2, 2011, the Company issued 19,475,016 restricted shares of common stock upon the conversion of the convertible notes as described in Note 6.

h)
On May 10, 2011, the Company issued 1,800,000 shares of common stock under the S-8 Registration Statement filed on January 5, 2011 pursuant to the administrative services agreement as described in Note 7(i).

i)	On May 12, 2011, the Company issued 588,235 restricted common shares pursuant to investor relations services agreement as described in Note 7(h).

j)
On May 15, 2011, the Company issued 275,000 shares of common stock under the S-8 Registration Statement filed on January 5, 2011 pursuant to the administrative services agreement as described in Note 7(b).

k)	On June 1, 2011, the Company issued 1,250,000 shares of common stock in connection with the conversion of $10,000 promissory note.

l)
On June 2, 2011, the Company filed an S-8 Registration Statement to register 21,000,000 shares of common stock. On June 2, 2011, the Company issued 7,500,000 shares of common stock under the S-8 Registration Statement pursuant to a May 16, 2011 consulting agreement as described in Note 7(k).

m)	On June 8, 2011, the Company issued 502,513 restricted common shares pursuant to investor relations services agreement as described in Note 7(h).

n)
On June 9, 2011, the Company issued 5,000,000 shares of restricted common stock to a consultant pursuant to a May 16, 2011 consulting agreement that are subject to a one year hold period as described in Note 7(k).

o)	On June 16, 2011, the Company issued 500,000 shares of restricted common stock to two consultants pursuant to a May 16, 2011 consulting agreement as described in Note 7(l).

p)
On June 17, 2011, the Company issued 3,500,000 shares of common stock pursuant to an April 1, 2011 management services agreement under the June 2, 2011 S-8 Registration Statement as described in Note 7(f).

q)
On June 20, 2011, the Company issued 2,500,000 shares of common stock pursuant to an April 1, 2011 administrative services agreement under the June 2, 2011 S-8 Registration Statement as described in Note 7(g).

r)
On June 29, 2011, the Company issued 3,750,000 shares of common stock pursuant to an May 10, 2011 management advisory agreement under the June 2, 2011 S-8 Registration Statement as described in Note 7(j).